Segment and Related Information	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Segment Reporting [Abstract]
Segment and Related Information

Segment and Related Information

        The Company manages and evaluates its operations primarily through its South, East and Midwest regional segments. These three groups are presented below as the Company's reportable segments. The Company's three geographic operating segments provide collection, transfer, disposal and recycling services. The Company serves residential, commercial and industrial, and municipal customers throughout its operating regions. Summarized financial information concerning its reportable segments for the six months ended June 30, 2016 and 2015 are shown in the table below:

	Service Revenues	Operating Income (Loss)	Depreciation and Amortization
Six Months Ended June 30, 2016
South	$247.3	$41.9	$37.3
East	184.5	12.8	36.6
Midwest	260.2	32.0	47.5
Corporate	—	(37.6)	4.0

	$692.0	$49.1	$125.4

Six Months Ended June 30, 2015
South	$246.1	$28.3	$36.5
East	177.5	8.5	36.7
Midwest	261.9	28.0	50.0
Corporate	—	(27.1)	4.2

	$685.5	$37.7	$127.4

        Fluctuations in the Company's operating results may be caused by many factors, including period-to-period changes in the relative contribution of revenue by each line of business and operating segment and by general economic conditions. In addition, its revenues and income from operations typically reflect seasonal patterns. The Company expects its operating results to vary seasonally, with revenues typically lowest in the first quarter, higher in the second and third quarters and lower in the fourth quarter than in the second and third quarters. This seasonality reflects the lower volume of solid waste generated during the late fall, winter and early spring in the East and Midwest segments because of decreased construction and demolition activities during winter months in these regions of the United States. In addition, some of the Company's operating costs may be higher in the winter months. Adverse winter weather conditions slow waste collection activities, resulting in higher labor and operational costs. Greater precipitation in the winter increases the weight of collected municipal solid waste, resulting in higher disposal costs, which are calculated on a per ton basis.

        Additionally, certain destructive weather conditions that tend to occur during the second half of the year, such as hurricanes that most often impact the South region, can increase the Company's revenues in the areas affected. While weather-related and other occurrences can boost revenues through additional work, as a result of significant start-up costs and other factors, such revenue sometimes generates earnings at comparatively lower margins. Certain weather conditions, including severe winter storms, may result in the temporary suspension of the Company's operations, which can significantly affect the operating results of the affected regions. No such events have occurred during the periods presented.

Segment and Related Information
The Company's operations are managed through three operating segments: South, East and Midwest regions. These three operating segments and corporate entities are presented below as its reportable segments. The historical results, discussion and presentation of the Company's reportable segments are the result of its integrated waste management services consisting of collection, transfer, recycling and disposal of non-hazardous solid waste. Summarized financial information concerning our reportable segments for fiscal 2015, 2014 and 2013 is shown in the following table:

	Services Revenue	Operating Income (Loss)	Depreciation and Amortization	Capital Expenditures	Total Assets
2015
South	$488.7	$66.9	$73.2	$52.1	$1,152.4
East	366.3	25.0	74.0	46.4	791.0
Midwest	541.5	61.1	103.8	76.2	1,447.3
Corporate	(0.1)	(57.9)	8.1	5.0	31.6
	$1,396.4	$95.1	$259.1	$179.7	$3,422.3
2014
South	$493.7	$72.2	$70.3	$52.3	$1,188.9
East	364.3	8.7	85.1	63.7	810.7
Midwest	545.2	51.2	108.1	73.1	1,437.3
Corporate	(0.2)	(62.7)	7.9	7.3	52.6
	$1,403.0	$69.4	$271.4	$196.4	$3,489.5
2013
South	$475.4	$66.4	$79.0	$63.2	$1,216.0
East	331.1	7.7	78.7	29.2	802.8
Midwest	512.6	39.6	112.6	53.8	1,460.6
Corporate	—	(91.6)	8.6	11.9	74.8
	$1,319.1	$22.1	$278.9	$158.1	$3,554.2